Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2015
Organization and Principal Activities
Schedule of the Company's subsidiaries

The Company’s significant subsidiaries as of December 31, 2015 include the following:

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Juxiang	July16, 2013	PRC	100%
Baoyi Investment Consulting (Shanghai) Co., Ltd (“Shanghai Baoyi”)	July 16, 2015	PRC	100%

Shanghai Jupai’s significant subsidiaries as of December 31, 2015 include the following:

	Date of Incorporation/acquisition	Place of Incorporation	Percentage of Ownership
Juzhou Asset Management (Shanghai) Co., Ltd. (“Juzhou”)	May17, 2013	PRC	85%
Shanghai Jupai Yumao Fund Sales Co., Ltd.	February 26, 2014	PRC	100%
Shanghai Jupeng Asset Management Co., Ltd. (“Jupeng”)	June 8, 2015	PRC	90%

Shanghai E-Cheng’s significant subsidiaries as of December 31, 2015 include the following:

	Date of Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Yidexin Equity Investment Management Co., Ltd (“Yidexin”)	July 16, 2015	PRC	100%
Shanghai Yidezeng Equity Investment Center (“Yidezeng”)	July 16, 2015	PRC	100%
Shanghai Yidezhen Equity Investment Center (“Yidezhen”)	July 16, 2015	PRC	100%
Shanghai Yidezhao Equity Investment Center (“Yidezhao”)	July 16, 2015	PRC	100%